Transfers of financial assets (TFA) - Securitizations (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	SFr 7	SFr 34
Proceeds from transfer of assets	3,568	2,917
Cash received on interests that continue to be held	23	18
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	(4)	6
Proceeds from transfer of assets	16,765	5,807
Purchases of previously transferred financial assets or their underlying collateral	(1)	(2)
Servicing fees	1	1
Cash received on interests that continue to be held	406	146
Other asset-backed financings
Transfers of financial assets disclosures
Net gain/(loss)	58	24
Proceeds from transfer of assets	3,950	3,404
Purchases of previously transferred financial assets or their underlying collateral	(232)	(209)
Servicing fees	67	56
Cash received on interests that continue to be held	1	1
Bank | CMBS
Transfers of financial assets disclosures
Net gain/(loss)	7	34
Proceeds from transfer of assets	3,568	2,917
Cash received on interests that continue to be held	23	18
Bank | RMBS
Transfers of financial assets disclosures
Net gain/(loss)	(4)	6
Proceeds from transfer of assets	16,765	5,807
Purchases of previously transferred financial assets or their underlying collateral	(1)	(2)
Servicing fees	1	1
Cash received on interests that continue to be held	406	146
Bank | Other asset-backed financings
Transfers of financial assets disclosures
Net gain/(loss)	58	24
Proceeds from transfer of assets	3,950	3,404
Purchases of previously transferred financial assets or their underlying collateral	(232)	(209)
Servicing fees	67	56
Cash received on interests that continue to be held	SFr 1	SFr 1